EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings Per Share [Text Block]
EARNINGS PER SHARE

Basic earnings per common share ("EPS") is computed by dividing net income (loss) by the weighted-average number of common shares outstanding for the period. Diluted EPS is similarly computed except that the denominator includes the effect, using the treasury stock method, of our unamortized portion of restricted stock, outstanding SARs, stock options, convertible notes and shares held pursuant to our non-employee director deferred compensation plan, if including such potential shares of common stock is dilutive.

The following table presents a reconciliation of the weighted-average diluted shares outstanding:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)

Weighted-average common shares outstanding - basic	27,677	23,521	19,674
Dilutive effect of share-based compensation:
Restricted stock	—	307	119
SARs	—	40	21
Non-employee director deferred compensation	—	3	7
Weighted-average common and common share equivalents outstanding - diluted	27,677	23,871	19,821

The following table presents the weighted-average common share equivalents excluded from the calculation of diluted earnings per share due to their anti-dilutive effect:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)

Weighted-average common share equivalents excluded from diluted earnings per share due to their anti-dilutive effect:
Restricted stock	694	220	204
SARs	116	22	—
Stock options	7	9	10
Non-employee director deferred compensation	3	—	—
Total anti-dilutive common share equivalents	820	251	214

For 2012, we reported a net loss. As a result, our basic and diluted weighted-average common shares outstanding were the same as the effect of the common share equivalents was anti-dilutive.

In November 2010, we issued 115,000 convertible senior notes, $1,000 principal amount per note, that give the holders the right to convert the aggregate principal amount into 2.7 million common shares at a conversion price of $42.40 per share. These convertible notes could have a dilutive impact on our earnings per share if the average market share price exceeds the $42.40 conversion price. The average market share price did not exceed the conversion price during 2012, 2011 or 2010.